Long-Term Debt - Summary of borrowings (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Drawings on Bank Facility		$ 30,522
Drawings on Asset-Based Facility		37,411
Notes due	$ 846,500	266,865
Deferred transaction costs and Notes discount	(118,537)	(3,376)
Borrowings	1,390,325	331,422
Current portion of long-term debt	27,088	0
Non-current portion of long-term debt	1,363,237	331,422
Drawings on the Term Loan	203,160	0
Drawings On Bank Facility [Member]
Disclosure of detailed information about borrowings [line items]
Drawings on Bank Facility	0	30,522
Drawings On Asset Based Facility [Member]
Disclosure of detailed information about borrowings [line items]
Drawings on Asset-Based Facility	0	37,411
Senior Unsecured Notes Maturing On December Fifteenth Two Thousand And Twenty Four [Member]
Disclosure of detailed information about borrowings [line items]
Notes due	0	148,119
Senior Unsecured Notes Maturing On December Fifteenth Two Thousand And Twenty Seven [Member]
Disclosure of detailed information about borrowings [line items]
Notes due	0	118,746
Senior Secured Notes Maturing On October Fifteenth Two Thousand And Seven [Member]
Disclosure of detailed information about borrowings [line items]
Notes due	846,500	0
Secured Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Drawings on Asset-Based Facility	$ 459,202	$ 0